Loans Receivable and Allowance for Loan Losses (Consumer Loan Credit Exposures, Performing or Nonperforming) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 337,846	$ 313,213
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	110,951	97,766
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	226,895	215,447
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	330,982	303,597
Performing [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	105,964	90,727
Performing [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	225,018	212,870
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	6,864	9,616
Nonperforming [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	4,987	7,039
Nonperforming [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 1,877	$ 2,577